Details of Significant Accounts - Income tax, schedule of expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	$ 30,706
Unused tax losses for which no deferred tax asset recognised	25,180
IFRS Unrecognized Tax Benefits	25,180
2016
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	4,867
Unused tax losses for which no deferred tax asset recognised	4,043
IFRS Unrecognized Tax Benefits	4,043
2017
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	3,601
Unused tax losses for which no deferred tax asset recognised	3,601
IFRS Unrecognized Tax Benefits	3,601
2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	7,522
Unused tax losses for which no deferred tax asset recognised	2,820
IFRS Unrecognized Tax Benefits	2,820
2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	918
Unused tax losses for which no deferred tax asset recognised	918
IFRS Unrecognized Tax Benefits	918
2020
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	903
Unused tax losses for which no deferred tax asset recognised	903
IFRS Unrecognized Tax Benefits	903
2021
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	3,594
Unused tax losses for which no deferred tax asset recognised	3,594
IFRS Unrecognized Tax Benefits	3,594
2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	3,271
Unused tax losses for which no deferred tax asset recognised	3,271
IFRS Unrecognized Tax Benefits	3,271
2023
Disclosure of temporary difference, unused tax losses and unused tax credits
Amount Filed or Assessed	6,030
Unused tax losses for which no deferred tax asset recognised	6,030
IFRS Unrecognized Tax Benefits	$ 6,030